Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(3) Commitments	and Contingent Liabilities

Operating Leases

UBS entered into a lease with respect to premises at 1 Corporate Avenue, Rowville Victoria which commenced on November 1, 2006 for an initial period of seven years and five months, with two options to renew the lease for successive five-year periods. The Company’s primary bank has issued a bank guarantee of A$250,000 in relation to a rental bond to secure the payments under the lease. This bank guarantee is secured by a security deposit held at the bank and has been recorded as “Other Assets” in Consolidated Balance Sheets.

In accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

The Company has also entered into a lease with respect to certain office equipment. The lease is for a period of 60 months which commenced in December 2007.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2011 are:

A$
2012	556,082
2013	567,932
2014	146,312
2015 and thereafter	—

Total minimum lease payments	1,270,326

Rent expense was A$576,301, A$556,584 and A$533,749 for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.

Government research grants

On October 28, 2006, Universal Biosensors Pty Ltd was awarded a grant by the State of Victoria to support the establishment of a medical diagnostic manufacturing facility in Victoria, Australia for the manufacture of new technologies for disease monitoring and to increase support of local and export markets. These payments are subject to the achievement of milestones which include capital expenditure by Universal Biosensors Pty Ltd of predetermined minimum amounts. The State of Victoria may require Universal Biosensors Pty Ltd to refund any amounts paid under the grant together with interest should Universal Biosensors Pty Ltd commit a breach of its obligations under the grant agreement. The State of Victoria may also withhold, suspend, cancel or terminate any payment or payments upon a failure to comply with obligations or if Universal Biosensors Pty Ltd chooses not to proceed with these initiatives or it becomes insolvent. The total amount received under the Victorian State Government Grant during 2011 was A$55,346 (2010: A$39,875, 2009: A$130,000). This grant has been recognized against the acquisition cost of the related plant and equipment.

On October 1, 2010, Universal Biosensors Pty Ltd was awarded a grant of A$250,000 by the State of Victoria to assist in the upgrade of the current manufacturing facility to ultimately support the production of strips for a new point of care test. These payments are subject to the achievement of milestones which include capital expenditure by Universal Biosensors Pty Ltd of predetermined minimum amounts. The State of Victoria may require Universal Biosensors Pty Ltd to refund any amounts paid under the grant together with interest should Universal Biosensors Pty Ltd fail to complete the upgrade within a stipulated timeframe or fails to fulfill its commitments towards the upgrade. The State of Victoria may also withhold, suspend, cancel or terminate any payment or payments upon a failure to comply with obligations or if Universal Biosensors Pty Ltd chooses not to proceed with these initiatives or it becomes insolvent. The total amount received under the Victorian State Government Grant during 2011 was A$175,000 (2010: Nil). This grant has been recognized against the acquisition cost of the related plant and equipment.

Guarantees

There are cross guarantees given by Universal Biosensors, Inc. and Universal Biosensors Pty Ltd as described in note 15. No deficiencies of assets exist in any of these companies. No liability was recognized by the parent entity or the consolidated entity in relation to this guarantee, as the fair value of the guarantees is immaterial.